Marketable securities	12 Months Ended
Dec. 31, 2022
Marketable Securities
Marketable securities

5.       Marketable securities

Comprise financial assets measured at fair value through profit or loss.

	2022	2021	2022

FUNCINE (i)	12,929	11,508	12,929
Fundo Soberano (ii)	179	9,624	179
FIC: (iii)
Government bonds (a)	1,323,409	2,975,613	1,323,409
CDB (b)	20,371	40,496	20,371
Financial bills (c)	398,879	703,118	398,879
Other (d)	447,797	839,169	447,797
	2,203,564	4,579,528	2,203,564

Current portion	(2,190,635)	(4,568,020)	(2,190,635)
Non-current portion	12,929	11,508	12,929

The decrease in the marketable securities’ position is explained by the acquisition of Cozani (Note 1.2.1). and payments for 5G licenses and related obligations (Notes 16.f and 20).

(i)	As of December 2017, the Company, with the aim of using tax deductibility benefit for income tax purposes, started investing in the National Film Industry Financing Fund (FUNCINE). The average remuneration in 2022 is 0.09% p.a. (-0.06% p.a. in 2021).

(ii)	Fundo Soberano is composed only of federal government bonds. The average remuneration in 2022 was 99.94% p.a. of the variation of the Interbank Deposit Certificate - CDI (95.13% on December 31, 2021).

(iii)	In August 2017, the Company invested in open FIC's (Quota Investment Fund). Funds are mostly made up of federal government bonds and papers from financial institutions, mostly AAA (highest quality). The average remuneration of FICs in 2022 was 107.19% p.a. of the variation of the Interbank Deposit Certificate - CDI (122.76% p.a. on December 31, 2021).

(a)	Government bonds are fixed income financial instruments issued by the National Treasury to finance the activities of the Federal Government.

(b)	The CDB operations are emitted by the banks with the commitment of stock buyback by the bank itself and with predetermined taxes.

(c)	The Financial bills is a fix income tittle emitted by financial institutions with the objective of a long-term fund raising.

(d)	Is represented by: Debentures, FIDC, commercial notes, promissory notes, bank credit note.